NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jun. 30, 2025	Mar. 31, 2025
NATURE AND CONTINUANCE OF OPERATIONS
Cash	$ 4,038,342
Working capital	1,654,858
Accumulated deficit	$ (74,319,629)	$ (73,940,600)